Stock-Based Compensation	9 Months Ended
Sep. 30, 2018
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock-Based Compensation

NOTE 9 - Stock-Based Compensation

During the nine month transition period ended September 30, 2018 and for the year ended December 31, 2017, stock-based services expense related to the stock options, restricted stock awards and stock-based award liabilities was included in general and administrative and research and development costs as follows in the accompanying statements of operations:

	2018	2017

General and administrative	$480,653	$2,065
Research and development	5,467	74,729
Total stock-based services expense	$486,120	$76,794

NeuroOne formally adopted an equity incentive plan (the “2016 Plan”) on October 27, 2016 which was subsequently adopted by the Company upon completion of the Acquisition. In addition, the Company adopted a 2017 Equity Incentive Plan (the “2017 Plan”) on April 17, 2017. The 2016 and 2017 Plans provide for the issuance of restricted shares and stock options to employees, directors, and consultants of the Company. The Company reserved 2,292,265 shares of common stock (as adjusted for the exchange ratio in connection with the Acquisition) for issuance under the 2016 and 2017 Plans on a combined basis. The Company began granting stock options and restricted stock awards in the second quarter of 2017. During the nine month transition period ended September 30, 2018 and for the year ended December 31, 2017, 2,500 and 365,716 stock options were granted to directors and consultants at a weighted average exercise price of $5.34 and $0.035 per share, respectively. The stock options granted during the nine month transition period ended September 30, 2018 and during the year ended December 31, 2017 had a weighted average grant date fair value of $2.48 and $0.014 per share, respectively, with the vesting period ranging from several weeks upon grant to two months from grant. The options expire ten years from the date of grant. In addition, the Company issued 215,453 shares of restricted common stock at a grant date fair value of $0.034 with performance vesting conditions from the 2016 Plan during the year ended December 31, 2017. There were no restricted common stock awards issued out of the 2016 Plan or 2017 Plan during the nine month transition period ended September 30, 2018. All performance vesting conditions for the restricted common stock were met and there were no unvested shares as of September 30, 2018 and December 31, 2017. Compensation expense associated with restricted common stock was zero and $7,220 for the nine month transition period ended September 30, 2018 and for the year ended December 31, 2017, respectively.

The following table summarizes the Company’s stock option plan activity for the nine month transition period ended September 30, 2018 and for the year ended December 31, 2017 as follows:

			Weighted-
		Weighted	Average
		Average	Remaining	Aggregate
	Number of	Exercise	Contractual	Intrinsic
	Options	Price	Term (years)	Value(1)
Outstanding at December 31, 2016	—	—	—	—
Granted	365,716	$0.03	—	—
Exercised	—	—	—	—
Forfeited/Cancelled	—	—	—	—
Outstanding at December 31, 2017	365,716	$0.03	9.3	$908,920
Granted	2,500	$5.34	—	—
Exercised	—	—	—	—
Forfeited/Cancelled	—	—	—	—
Outstanding at September 30, 2018	368,216	$0.07	8.6	$820,862
Vested and exercisable at September 30, 2018	368,216	$0.07	8.6	$820,862

(1)	The aggregate intrinsic value is calculated as the difference between the exercise price of the underlying options and the estimated fair value of our common stock as of September 30, 2018 and December 31, 2017 of $2.30 and $2.52 per share, respectively.

The weighted-average assumptions used in the Black-Scholes option-pricing model are as follows for the stock options granted during the nine month transition period ended September 30, 2018 and the year ended December 31, 2017:

	2018	2017

Expected stock price volatility	49.8%	47.8%
Expected life of options (years)	5.0	5.0
Expected dividend yield	0%	0%
Risk free interest rate	2.8%	1.9%

During the nine month transition period ended September 30, 2018, 2,500 stock options vested, and the weighted average grant date fair value per option was $2.48. During the year ended December 31, 2017, 365,716 stock options and 215,453 restricted stock awards vested. The weighted average grant date fair value per share of common stock issuable upon exercise of options and of restricted stock awards vesting during the year ended December 31, 2017 was $0.014 and $0.034, respectively. No stock options were forfeited during the nine month transition period ended September 30, 2018 or during the year ended December 31, 2017. As of September 30, 2018, 1,708,596 shares were available for future issuance on a combined basis under the 2016 and 2017 Plans.

Other Stock-Based Awards

Up to 250,000 shares of common stock were reserved in February 2018 as a result of a consulting agreement for investor relations services executed in February 2018. Under the agreement, 200,000 shares of common stock were awarded during the nine month transactional period ended September 30, 2018. The shares were awarded based on a performance vesting condition that was met in February 2018 and a time-based vesting condition that was met in both May 2018 and August 2018. The compensation expense related to the vested common shares was included in the total stock-based services expense referenced above which totaled $469,500. The expense was based on the fair value of the underlying common stock at the point of vesting which was $2.52 per share for 100,000 shares that vested in February 2018, $2.30 per share for the 50,000 shares that vested in May 2018, and $2.05 per share for the 50,000 shares that vested in August 2018. The underlying stock price used in the analysis was on a non-marketable basis and was according to the market approach, considering both the traded price and forward multiples from guideline public companies, using allocation and marketability-discount methodologies. The remaining 50,000 shares of the share commitment under the agreement vested in November 2018.

Additionally, the Company recorded stock-based services expense related to unissued stock options associated with a second consulting agreement whereby the number of option shares and pricing will not be set until the occurrence of the award date which is defined as the earlier to occur of a public offering, qualified financing, or December 31, 2018 (as amended from the originally stated June 30, 2018 date). The number of option shares under the agreement is based on a $3,000 monthly compensation amount divided by the fair value of the underlying common stock on the award date. The exercise price will also be set at the fair value of the underlying common stock on the award date. The liability associated with the unissued options was based on an option share equivalent estimate that reflects the portion of the award where performance vesting conditions have been met as of September 30, 2018 and was based on the fair value of the Company’s common stock on September 30, 2018 as the award date has not occurred. The common stock fair value on September 30, 2018 was $2.30 per share and was determined based on a non-marketable basis and was according to the market approach, considering both the traded price and forward multiples from guideline public companies, using allocation and marketability-discount methodologies.

The stock-based services expense associated with the unissued stock options was $11,153 during the nine month transition period ended September 30, 2018 and is classified in accrued expenses at September 30, 2018. The liability for the unissued stock options was based on the following weighted-average assumptions using the Black-Scholes option-pricing model:

2018

Expected stock price volatility	49.8%
Expected life of options (years)	5.0
Expected dividend yield	0%
Risk free interest rate	2.9%

Upon the issuance of all of the unissued options associated with the stock-based award liabilities, the estimated number of shares available for future issuance as of September 30, 2018 would be reduced from 1,708,596 to 1,698,161 shares as a result of the remaining stock options to be issued upon vesting under the second consulting agreement. The 250,000 shares of common stock issuable under the February 2018 consulting agreement are not eligible for issuance under either the 2016 Plan or 2017 Plan because the 2016 Plan and 2017 Plan limit plan participants to individuals.